Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 69.4%
Electric Utilities - 6.3%
Constellation Energy Corp.	26,500	$ 2,561,225
Duke Energy Corp.	10,200	954,924
NextEra Energy, Inc.	47,400	3,474,420
Xcel Energy, Inc.	21,700	1,361,241

		8,351,810

Independent Power & Renewable Electricity Producers - 12.7%
AES Corp.	61,400	1,328,082
Atlantica Sustainable Infrastructure PLC	187,960	4,533,595
Clearway Energy, Inc., Class C	129,500	3,420,095
Enlight Renewable Energy Ltd. (A)	52,300	995,792
Innergex Renewable Energy, Inc.	78,500	770,921
Northland Power, Inc.	95,700	1,851,368
Polaris Renewable Energy, Inc. (B)	99,800	1,086,815
ReNew Energy Global PLC, A Shares (A) (B)	80,000	496,000
TransAlta Corp.	152,290	1,553,331
TransAlta Renewables, Inc.	82,737	842,021

		16,878,020

Multi-Utilities - 1.3%
Sempra	12,200	1,818,044

Oil, Gas & Consumable Fuels - 49.1%
Cheniere Energy, Inc.	60,116	9,730,376
DT Midstream, Inc.	46,000	2,461,920
Enbridge, Inc.	127,987	4,709,922
EnLink Midstream LLC	48,300	560,280
Kinder Morgan, Inc.	163,000	2,886,730
Pembina Pipeline Corp. (B)	144,000	4,561,920
Phillips 66	57,300	6,391,815
Plains GP Holdings LP, Class A	509,900	8,000,331
Targa Resources Corp.	140,800	11,544,192
TC Energy Corp.	100,736	3,613,400
Williams Cos., Inc.	315,100	10,855,195

		65,316,081

Total Common Stocks (Cost $66,678,938)		92,363,955

MASTER LIMITED PARTNERSHIPS - 29.0% (C)
Independent Power & Renewable Electricity Producers - 7.3%
Brookfield Renewable Partners LP	170,316	4,964,711
NextEra Energy Partners LP	87,000	4,737,150

		9,701,861

Oil, Gas & Consumable Fuels - 21.7%
Cheniere Energy Partners LP	28,300	1,461,695
Energy Transfer LP	684,500	9,097,005
Enterprise Products Partners LP	279,600	7,412,196
Magellan Midstream Partners LP	50,706	3,360,287
MPLX LP	213,600	7,584,936

		28,916,119

Total Master Limited Partnerships (Cost $32,740,128)		38,617,980

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	1,355,467	$ 1,355,467

Total Other Investment Company (Cost $1,355,467)		1,355,467

Total Investments (Cost $100,774,533)		132,337,402
Net Other Assets (Liabilities) - 0.6%		735,468

Net Assets - 100.0%		$ 133,072,870

Transamerica Funds	Page 1

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$92,363,955	$—	$—	$92,363,955
Master Limited Partnerships	38,617,980	—	—	38,617,980
Other Investment Company	1,355,467	—	—	1,355,467

Total Investments	$132,337,402	$—	$—	$132,337,402

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,351,788, collateralized by cash collateral of $1,355,467 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $42,575. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rate disclosed reflects the yield at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Energy Infrastructure

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Energy Infrastructure (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3